TREASURY STOCK (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 23, 2014	May. 26, 2014	Jun. 30, 2013	Nov. 25, 2012
Class of Stock [Line Items]
Maximum repurchase amount authorized			$ 80,000		$ 35,000	$ 20,000
Accumulated repurchase share (in shares)	13,896,085	17,154,650
Accumulated repurchase amount	$ 13,414	$ 19,196
Number of common shares repurchased	1,319,995	14,977,235
Aggregate price of common shares	$ 1,303	$ 15,726
Number of common shares re-issued from treasury stock	4,578,560	2,468,830
ADS [Member]
Class of Stock [Line Items]
Accumulated repurchase share (in shares)		12,885,235		6,738,245
Accumulated repurchase amount		$ 11,312		$ 12,440